Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014		May 26, 2013
Goodwill And Other Intangibles [Line Items]
Goodwill	$ 872.5		$ 908.3
Trademarks	574.6		573.8
The Capital Grille
Goodwill And Other Intangibles [Line Items]
Goodwill	401.7		401.7
Trademarks	147.0		147.0
LongHorn Steakhouse
Goodwill And Other Intangibles [Line Items]
Goodwill	49.4		49.5
Trademarks	307.8		307.0
Olive Garden
Goodwill And Other Intangibles [Line Items]
Goodwill	30.2	[1]	30.2	[1]
Red Lobster
Goodwill And Other Intangibles [Line Items]
Goodwill	0	[1],[2]	35.0	[1],[2]
Eddie V's
Goodwill And Other Intangibles [Line Items]
Goodwill	22.0		22.1
Trademarks	10.5		10.5
Yard House
Goodwill And Other Intangibles [Line Items]
Goodwill	369.2		369.8
Trademarks	$ 109.3		$ 109.3

[1]	Goodwill related to Olive Garden and Red Lobster is associated with the RARE Hospitality International, Inc. (RARE) acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.
[2]	Goodwill related to Red Lobster was reclassified as assets held for sale on our consolidated balance sheet as of May 25, 2014. Based on a comparison of the expected sale proceeds of $2.11 billion and the net book value of the related assets and liabilities held for sale of $1.17 billion, there was no indication of impairment of goodwill related to Red Lobster. See Note 2 – Discontinued Operations for additional information.